SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
The accounting policies as set out below have been applied consistently to all periods presented in these consolidated financial statements.
a. Basis of consolidation
i) Business combinations
The Company measures goodwill as the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in earnings.
The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.
Non-controlling interests represent equity interests in subsidiaries owned by outside parties. The share of net assets of subsidiaries attributable to non-controlling interests is presented as a separate component of equity. Their share of net income and other comprehensive income is also recognized in this separate component of equity. Changes in the Company's ownership interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Adjustments to non-controlling interests are based on a proportionate amount of the net assets of the subsidiary. No adjustments are made to goodwill and no gain or loss is recognized in earnings.
Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.
ii) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by the Company. The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are aligned with the policies adopted by the Company.
iii) Joint arrangements
Joint arrangements represent activities where the Company has joint control established by a contractual agreement. Joint control requires unanimous consent for the relevant financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues, expenses and cash flows of the arrangement with items of a similar nature on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investment's net assets. The Company's consolidated financial statements include its share of the equity accounted investment's profit or loss and other comprehensive income, until the date that joint control ceases. When the Company's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee. Distributions from investments in equity accounted investees are recognized when received.
Acquisition of an incremental ownership in a joint arrangement where the Company maintains joint control is recorded at cost or fair value if acquired as part of a business combination. Where the Company has a partial disposal, including a deemed disposal, of a joint arrangement and maintains joint control, the resulting gains or losses are recorded in earnings at the time of disposal.
iv) Transactions eliminated on consolidation
Balances and transactions, and any revenue and expenses arising from intersegment transactions, are eliminated in preparing the consolidated financial statements. Gains arising from transactions with investments in equity accounted investees are eliminated against the investment to the extent of the Company's interest in the investee. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
v) Foreign currency
Transactions in foreign currencies are translated to the Company's functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the Company's functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Gains and losses arising from translation of foreign subsidiaries or investments in equity accounted investees with a functional currency other than the Company's Canadian dollar reporting currency are reflected in other comprehensive income. Asset and liability accounts are translated at the period-end exchange rates while revenues, expenses, gains and losses are translated at the exchange rates in effect at the time of the transaction.
b. Cash and cash equivalents
Cash and cash equivalents comprise cash balances, call deposits and short-term investments with original maturities of ninety days or less, and are used by the Company in the management of its short-term commitments.
c. Inventories
Inventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, NGL and spare parts. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs. All changes in the value of the inventories are reflected in earnings.
d. Financial instruments
Financial assets and liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-derivative financial assets
The Company initially recognizes loans, receivables, advances to related parties and deposits on the date that they are originated. All other financial assets are recognized on the trade date at which the Company becomes a party to the contractual provisions of the instrument.
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount of the financial asset and the consideration received is recognized in earnings.
The Company classifies non-derivative financial assets into the following categories:
Financial assets at amortized cost
A financial asset is classified in this category if the asset is held within a business model whose objective is to collect contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized costs are recognized at fair value plus directly attributable transaction costs. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any impairment losses.
Financial assets at fair value through other comprehensive income
A financial asset is classified in this category if the asset is held within a business model whose objective is met by both collecting contractual cash flows and selling financial assets. The Company did not have any financial assets classified as fair value through other comprehensive income during the years covered in these financial statements.
Financial assets at fair value through earnings
A financial asset is classified in this category if it is not classified as a financial asset at amortized cost or a financial asset at fair value through other comprehensive income, or it is an equity instrument designated as such on initial recognition. At initial recognition, and subsequently, these financial assets are recognized at fair value.
ii) Non-derivative financial liabilities
The Company initially recognizes financial liabilities on the trade date at which the Company becomes a party to the contractual provisions of the instrument.
Non-derivative financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in earnings.
The Company records a modification or exchange of an existing liability as a derecognition of the financial liability if the terms are substantially different, resulting in a difference of more than 10 percent when comparing the present value of the remaining cash flows of the existing liability to the present value of the discounted cash flow under the new terms using the original effective interest rate.
If a modification to an existing liability causes a revision to the estimated payments of the liability but is not treated as a derecognition, the Company adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument’s original effective interest rate, with the difference recorded in earnings.
The Company's non-derivative financial liabilities are comprised of the following: bank overdrafts, trade payables and accrued liabilities, taxes payable, dividends payable, loans and borrowings including finance lease obligations, other liabilities and the liability component of convertible debentures.
Bank overdrafts that are repayable on demand and form an integral part of the Company's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.
iii) Common share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.
iv) Preferred share capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets. Discretionary dividends are recognized as equity distributions on approval by the Company's Board of Directors. Incremental costs directly attributable to the issue of preferred shares are recognized as a deduction from equity, net of any tax effects.
v) Compound financial instruments
The Company's convertible debentures are compound financial instruments consisting of a financial liability and an embedded conversion feature. In accordance with IFRS 9, the embedded derivatives are required to be separated from the host contracts and accounted for as stand-alone instruments.
Debentures containing a cash conversion option allow Pembina to pay cash to the converting holder of the debentures, at the option of the Company. As such, the conversion feature is presented as a financial derivative liability within long-term derivative financial instruments. Debentures without a cash conversion option are settled in shares on conversion, and therefore the conversion feature is presented within equity, in accordance with its contractual substance.
On initial recognition and at each reporting date, the embedded conversion feature is measured at fair value using an option pricing model. Subsequent to initial recognition, any unrealized gains or losses arising from fair value changes are recognized through earnings in the statement of earnings and comprehensive income at each reporting date. If the conversion feature is included in equity, it is not remeasured subsequent to initial recognition. On initial recognition, the debt component, net of issue costs, is recorded as a financial liability and accounted for at amortized cost. Subsequent to initial recognition, the debt component is accreted to the face value of the debentures using the effective interest rate method. Upon conversion, the corresponding portions of the debt and equity are removed from those captions and transferred to share capital.
vi) Derivative financial instruments
The Company holds derivative financial instruments to manage its interest rate, commodity, power costs and foreign exchange risk exposures as well as a cash conversion features on convertible debentures and a redemption liability. Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative meet the definition of a derivative, and the combined instrument is not measured at fair value through earnings. Derivatives are recognized initially at fair value with attributable transaction costs recognized in earnings as incurred. Subsequent to initial recognition, derivatives are measured at fair value and changes in non-commodity-related derivatives are recognized immediately in earnings as part of net finance costs and changes in commodity-related derivatives are recognized immediately in earnings.
e. Property, plant and equipment
i) Recognition and measurement
Items of property, plant and equipment are measured initially at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, property, plant and equipment are recorded net of accumulated depreciation and accumulated impairment losses.
Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, estimated decommissioning provisions and borrowing costs on qualifying assets.
Cost may also include any gain or loss realized on foreign currency transactions directly attributable to the purchase or construction of property, plant and equipment. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components of property, plant and equipment.
The gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized in earnings.
ii) Subsequent costs
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and recorded as depreciation expense. The cost of maintenance and repair expenses of the property, plant and equipment are recognized in earnings as incurred.
iii) Depreciation
Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of the asset, that component is depreciated separately. Land and linefill are not depreciated.
Depreciation is recognized in earnings on a straight line or declining balance basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.
Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.
Depreciation methods, useful lives, economic lives and residual values are reviewed annually and adjusted if appropriate.
f. Intangible assets
i) Goodwill
Goodwill that arises upon acquisitions is included in intangible assets and goodwill. See Note 4(a)(i) for the policy on measurement of goodwill at initial recognition.
Subsequent measurement
Goodwill is measured at cost less accumulated impairment losses.
In respect of investments in equity accounted investees, goodwill is included in the carrying amount of the investment, and an impairment loss on such an investment is allocated to the investment and not to any asset, including goodwill, that forms the carrying amount of the investment in equity accounted investee.
ii) Other intangible assets
Other intangible assets acquired individually by the Company are initially recognized and measured at cost, unless they are acquired as part of a business combination in which case they are initially measured at fair value. Thereafter, intangible assets with finite useful lives are recorded net of accumulated amortization and accumulated impairment losses.
iii) Subsequent expenditures
Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in earnings as incurred.
iv) Amortization
Amortization is based on the cost of an asset less its residual value.
Amortization is recognized in earnings over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate.
g. Leases
At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease. A specific asset is the subject of a lease if fulfilment of the arrangement is dependent on the use of that specified asset. An arrangement conveys the right to use the asset if the arrangement conveys to a lessee the right to control the use of the underlying asset.
At inception or upon reassessment of the arrangement, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values.
Leases which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. The leased asset is initially recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.
Minimum lease payments made under finance leases are apportioned between the finance cost and the reduction of the outstanding liability. The finance cost is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Other leases are operating leases and are not recognized in the Company's consolidated statement of financial position.
Payments made under lessee operating leases are recognized in earnings on a straight-line basis over the term of the lease. Lease incentives received are deferred and recognized over the term of the lease.
Payments received under lessor operating leases are recognized in earnings in accordance with the benefit received by the customer.

h. Impairment
i) Non-derivative financial assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset, except for advances to related parties and other assets for which credit risk has not increased significantly since initial recognition, which are assessed at the twelve month expected credit loss of the financial asset at the reporting date.
The Company uses a loss allowance matrix to determine the impairment loss allowance for trade receivables. In determining the loss allowance matrix, the Company uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management's judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.
Impairment losses are recognized in earnings and reflected as a reduction in the related financial asset.
ii) Non-financial assets
The carrying amounts of the Company's non-financial assets, other than inventory, assets arising from employee benefits and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
For goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated annually in connection with the annual goodwill impairment test. An impairment loss is recognized if the carrying amount of an asset or its related CGU exceeds its estimated recoverable amount.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, CGU or group of CGUs. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs, the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets. CGUs may incorporate integrated assets from multiple operating segments. For the purpose of goodwill impairment testing, CGUs are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The Company's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset has been allocated.
Impairment losses are recognized in earnings. Impairment losses recognized in respect of a CGU (group of CGUs) are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment is tested for impairment as a single asset when there is objective evidence that the equity accounted investee may be impaired, unless the equity accounted investee does not generate cash flows that are largely independent of those from other assets of the entity in which case it is combined in a CGU with the related assets.
i. Employee benefits
i) Defined contribution plans
A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in earnings in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan due more than twelve months after the end of the period in which the employees render the service are discounted to their present value.
ii) Defined benefit pension plans
A defined benefit pension plan is a post-employment benefit plan other than a defined contribution plan. The Company's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. When the calculation results in a benefit to the Company, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits, consideration is given to any minimum funding requirements that apply to any plan in the Company. An economic benefit is available to the Company if it is realizable during the life of the plan or on settlement of the plan liabilities.
When the benefits of a plan are improved, the portion of the increased benefit relating to past service by employees is recognized in earnings immediately.
The Company recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in earnings.
The Company recognizes gains or losses on the curtailment or settlement of a defined benefit plan when the curtailment or settlement occurs. The gain or loss on curtailment comprises any resulting change in the fair value of plan assets, change in the present value of defined benefit obligation and any related actuarial gains or losses and past service cost that had not previously been recognized.
iii) Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
iv) Share-based payment transactions
For equity settled share-based payment plans, the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as an expense in earnings.
j. Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Provisions are remeasured at each reporting date based on the best estimate of the settlement amount. The unwinding of the discount rate is recognized as accretion in finance costs.
i) Decommissioning provision
The Company's activities give rise to certain dismantling, decommissioning, environmental reclamation and remediation obligations at the end of an asset's economic life. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.
Decommissioning obligations are measured at the present value, based on a risk-free rate, of management's best estimate of what is reasonably expected to be incurred to settle the obligation at the end of an asset's economic life. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time, changes in the risk-free rate and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as accretion in finance costs whereas increases or decreases due to changes in the estimated future cash flows or risk-free rate are added to or deducted from the cost of the related asset.
k. Revenue
Accounting policies related to revenue from contracts with customers are disclosed in Note 3 Changes in Accounting Policies.
l. Finance income and finance costs
Finance income comprises interest income on funds deposited and invested, gains on non-commodity-related derivatives measured at fair value through earnings and foreign exchange gains. Interest income is recognized as it accrues in earnings, using the effective interest rate method.
Finance costs comprise interest expense on loans and borrowings and convertible debentures, accretion on provisions, losses on disposal of available for sale financial assets, losses on non-commodity-related derivatives, impairment losses recognized on financial assets (other than trade and other receivables) and foreign exchange losses.
Borrowing costs that are not directly attributable to the acquisition or construction of a qualifying asset are recognized in earnings using the effective interest rate method.
m. Income tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that it relates to a business combination, or items are recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings;

•	temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
In determining the amount of current and deferred tax, the Company takes into account income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.
n. Earnings per common share
The Company presents basic and diluted earnings per common share ("EPS") data for its common shares. Basic EPS is calculated by dividing the earnings attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. To calculate earnings attributable to common shareholders, earnings are adjusted for accumulated preferred dividends. Diluted EPS is determined by adjusting the earnings attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise convertible debentures and share options granted to employees ("convertible instruments"). Only outstanding and convertible instruments that will have a dilutive effect are included in fully diluted calculations.
The dilutive effect of convertible instruments is determined whereby outstanding convertible instruments at the end of the period are assumed to have been converted at the beginning of the period or at the time issued if issued during the year. Amounts charged to earnings relating to the outstanding convertible instruments are added back to earnings for the diluted calculations. The shares issued upon conversion are included in the denominator of per share basic calculations for the date of issue.
o. Segment reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly by the Company's Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
p. New standards and interpretations not yet adopted
Certain new standards, interpretations, amendments and improvements to existing standards were issued by the IASB or IFRIC and are effective for accounting periods beginning after January 1, 2019. These standards have not been applied in preparing these consolidated financial statements.
Those which may be relevant to Pembina are described below:
IFRS 16 Leases
IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.
Pembina will adopt the new standard on the effective date of January 1, 2019.
IFRS 16 introduces a new lease definition which increases the focus on control of the underlying asset and may change which contracts are identified as leases. In addition, IFRS 16 introduces a single, on balance sheet lease accounting model for lessees. For all identified lessee arrangements, subject to recognition exemptions for short term leases where the term is 12 months or less and leases of low value items (under $5,000), a right-of-use ("ROU") asset and a lease liability are recognized, representing the right to use the underlying asset and the obligation to make lease payments respectively. For identified lessor arrangements, the accounting remains similar to the current standard with lessors continuing to classify such arrangements as finance or operating leases.
Leases in which Pembina is a lessee
Pembina has substantially completed the determination of which lessee arrangements are or contain leases. System and new process implementation continue. The initial quantitative impact of applying IFRS 16 has been estimated for lessee accounting, however the disclosed impact may change as Pembina is working through the testing and assessment of controls over its new information technology system as well as finalizing decisions regarding practical expedients. In addition, new guidance and interpretations continue to be released and Pembina’s accounting policies are subject to change until Pembina presents its first financial statements that include the date of initial adoption.
A material impact is expected to result from the recognition of new assets and liabilities for rail car, office space and land surface operating lease arrangements. The nature of expenses related to identified lessee arrangements will change as IFRS 16 replaces straight-line operating lease expense with depreciation of right of use assets and interest expense relating to lease liabilities. In addition, cash flow from operating activities will be higher, and cash flow from financing activities will be lower as lease obligation repayments will be reported as financing activities on the Consolidated Statement of Cash Flows. There will be no net impact on cash flows.
Pembina estimates that lease liabilities and ROU assets in excess of $400 million will be recorded on adoption of IFRS 16.
The Company continues to evaluate if it will elect to apply the practical expedient to account for lease components and non-lease components as a single lease component by class of underlying asset. If this practical expedient were to be selected, it would result in an increase in the ROU asset and lease liability on initial adoption.
The Company does not expect the adoption of IFRS 16 to impact its ability to comply with debt covenants described in Note 13.
Leases in which Pembina is a lessor
Pembina continues to assess certain transportation, storage and other service arrangements to determine if lessor accounting would apply when considering the new lease definition. As these assessments are not yet finalized, the impact of lessor accounting related to these arrangements cannot be determined.
Transition
Pembina intends to adopt IFRS 16 using the modified retrospective approach, which will result in the cumulative effect of initial application recognized as an adjustment to the opening balance of retained earnings at January 1, 2019 and no restatement of the comparative period. Pembina intends to assess whether all contracts are, or contain, a lease using the IFRS 16 definition and not apply the practical expedient to carry forward lease assessments using existing leases guidance.
Conceptual Framework
In March 2018, the IASB issued a revised Conceptual Framework for Financial Reporting, effective for annual periods beginning on or after January 1, 2020 with early application permitted. The Conceptual Framework sets out the fundamental concepts of financial reporting and is applied to develop accounting policies when no IFRS Standard applies to a particular transaction. The revised Conceptual Framework includes: new concepts on measurement, presentation and disclosure, and derecognition; updated definitions of an asset and a liability and related recognition criteria; and clarifications in important areas, such as the roles of stewardship, prudence and measurement uncertainty in financial reporting. The Company intends to adopt the revised Conceptual Framework for Financial Reporting on its effective date. The Company is currently evaluating the impact that the standard will have on its earnings and financial position.